Consolidated Statements of Changes in Equity (Deficit) kr in Thousands, $ in Thousands	Share capital USD ($)	Share capital DKK (kr)	Share premium USD ($)	Share-Based Payments Reserve USD ($)	Foreign currency translation reserve USD ($)	Accumulated deficit USD ($)	USD ($)
Balance at the beginning at Dec. 31, 2020	$ 2,648	kr 16,198	$ 31,443	$ 10,865	$ 226	$ (38,144)	$ 7,038
Net loss for the period						(24,532)	(24,532)
Other comprehensive income					(1,537)		(1,537)
Tax on other comprehensive income/(expense)					(5)		(5)
Share-based compensation				1,379			1,379
Issuance of shares for cash	1,107		56,502				57,609
Transaction costs			(7,515)				(7,515)
Balance at the end at Dec. 31, 2021	3,755	23,204	80,430	12,244	(1,316)	(62,676)	32,437
Net loss for the period						(23,169)	(23,169)
Other comprehensive income					(2,335)		(2,335)
Share-based compensation				942			942
Issuance of shares for cash	70		358				428
Transaction costs	61		(61)
Balance at the end at Dec. 31, 2022	3,886	24,139	80,727	13,186	(3,651)	(85,845)	8,303
Net loss for the period						(22,125)	(22,125)
Other comprehensive income					(122)		(122)
Share-based compensation				479			479
Issuance of shares for cash	2,013		7,155				9,168
Transaction costs			(432)				(432)
Balance at the end at Dec. 31, 2023	$ 5,899	kr 37,898	$ 87,450	$ 13,655	$ (3,773)	$ (107,970)	$ (4,729)